Taxes on Income (Details) - Schedule of reconciliation between the theoretical tax expense - As Restated [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income (Details) - Schedule of reconciliation between the theoretical tax expense [Line Items]
Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	$ (2,954)	$ (763)	$ 3,630
Theoretical tax expense (benefit)	(679)	(175)	835
Expenses (income) not recognized for tax purposes	420	(80)	(349)
Temporary differences in the reported year for which no deferred taxes were recognized	1	(1)	(633)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	258	256	147
Tax benefit